Minimum Lease Payment under Noncancelable Operating Leases (Detail) $ in Thousands	Mar. 31, 2022 USD ($)
Operating Lease Liabilities Payments Due [Abstract]
2023	$ 2,256
2024	2,431
2025	2,340
2026	2,138
2027	1,634
2028 and thereafter	935
Total minimum lease payments	11,734
Less imputed interest	(1,177)
Total present value of operating lease liabilities	$ 10,557
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities